Financial Expenses, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Foreign currency transactions and other	$ (10)	$ (13)	$ (50)	$ 26	$ 42	$ (188)	$ 85
Financial expenses related to loan agreement with Kreos	365	414	1,155	1,364	2,398	2,451	1,976
Bank commissions	5	4	26	22	26	30	34
Income related to hedging transactions							(36)
Financial expenses, net	$ 360	$ 405	$ 1,131	$ 1,412	$ 2,466	$ 2,293	$ 2,059